Significant accounting policies - Summary of Useful Lives Used for Calculating Depreciation and Amortization (Detail)	12 Months Ended
Dec. 31, 2022
Turbines
Property Plant And Equipment [Line Items]
Property plant and equipment, useful life	25 years
Generators
Property Plant And Equipment [Line Items]
Property plant and equipment, useful life	15 years
Transformers
Property Plant And Equipment [Line Items]
Property plant and equipment, useful life	15 years